Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nationwide Mutual Funds
Entity Central Index Key	0001048702
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000161356
Shareholder Report [Line Items]
Fund Name	Nationwide Amundi Strategic Income Fund
Class Name	Class A: NWXEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$46	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 967,952,319
Holdings Count | Holding	597
InvestmentCompanyPortfolioTurnover	119.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$967,952,319
Number of Portfolio Holdings	597
Portfolio Turnover Rate	119.95%

C000161358
Shareholder Report [Line Items]
Fund Name	Nationwide Amundi Strategic Income Fund
Class Name	Class R6: NWXGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 967,952,319
Holdings Count | Holding	597
InvestmentCompanyPortfolioTurnover	119.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$967,952,319
Number of Portfolio Holdings	597
Portfolio Turnover Rate	119.95%

C000161359
Shareholder Report [Line Items]
Fund Name	Nationwide Amundi Strategic Income Fund
Class Name	Institutional Service Class: NWXHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$31	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 967,952,319
Holdings Count | Holding	597
InvestmentCompanyPortfolioTurnover	119.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$967,952,319
Number of Portfolio Holdings	597
Portfolio Turnover Rate	119.95%

C000127572
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Class A: NWHDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$58	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.23%
AssetsNet	$ 92,093,605
Holdings Count | Holding	289
InvestmentCompanyPortfolioTurnover	228.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$92,093,605
Number of Portfolio Holdings	289
Portfolio Turnover Rate	228.95%

C000127574
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Class M: NWHFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$44	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%
AssetsNet	$ 92,093,605
Holdings Count | Holding	289
InvestmentCompanyPortfolioTurnover	228.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$92,093,605
Number of Portfolio Holdings	289
Portfolio Turnover Rate	228.95%

C000127575
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Class R6: NWHGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.93%
AssetsNet	$ 92,093,605
Holdings Count | Holding	289
InvestmentCompanyPortfolioTurnover	228.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$92,093,605
Number of Portfolio Holdings	289
Portfolio Turnover Rate	228.95%

C000127576
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Institutional Service Class: NWHHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%
AssetsNet	$ 92,093,605
Holdings Count | Holding	289
InvestmentCompanyPortfolioTurnover	228.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$92,093,605
Number of Portfolio Holdings	289
Portfolio Turnover Rate	228.95%

C000127611
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class A: NWHJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
AssetsNet	$ 217,514,545
Holdings Count | Holding	166
InvestmentCompanyPortfolioTurnover	20.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$217,514,545
Number of Portfolio Holdings	166
Portfolio Turnover Rate	20.01%

C000127613
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class M: NWHLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 217,514,545
Holdings Count | Holding	166
InvestmentCompanyPortfolioTurnover	20.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$217,514,545
Number of Portfolio Holdings	166
Portfolio Turnover Rate	20.01%

C000127614
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class R6: NWHMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 217,514,545
Holdings Count | Holding	166
InvestmentCompanyPortfolioTurnover	20.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$217,514,545
Number of Portfolio Holdings	166
Portfolio Turnover Rate	20.01%

C000127610
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Institutional Service Class: NWHNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$52	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 217,514,545
Holdings Count | Holding	166
InvestmentCompanyPortfolioTurnover	20.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$217,514,545
Number of Portfolio Holdings	166
Portfolio Turnover Rate	20.01%

C000127615
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Class A: NWHOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$58	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
AssetsNet	$ 163,676,797
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	10.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$163,676,797
Number of Portfolio Holdings	41
Portfolio Turnover Rate	10.58%

C000127617
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Class M: NWHQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$42	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
AssetsNet	$ 163,676,797
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	10.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$163,676,797
Number of Portfolio Holdings	41
Portfolio Turnover Rate	10.58%

C000127618
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Class R6: NWHTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$42	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
AssetsNet	$ 163,676,797
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	10.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$163,676,797
Number of Portfolio Holdings	41
Portfolio Turnover Rate	10.58%

C000127619
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Institutional Service Class: NWHUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$51	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
AssetsNet	$ 163,676,797
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	10.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$163,676,797
Number of Portfolio Holdings	41
Portfolio Turnover Rate	10.58%

C000120179
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Core Plus Bond Fund
Class Name	Class A: NWCPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 22,514,319
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	108.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$22,514,319
Number of Portfolio Holdings	238
Portfolio Turnover Rate	108.34%

C000120181
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Core Plus Bond Fund
Class Name	Class R6: NWCIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 22,514,319
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	108.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$22,514,319
Number of Portfolio Holdings	238
Portfolio Turnover Rate	108.34%

C000120180
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Core Plus Bond Fund
Class Name	Institutional Service Class: NWCSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 22,514,319
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	108.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$22,514,319
Number of Portfolio Holdings	238
Portfolio Turnover Rate	108.34%

C000013636
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class A: NMFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$41	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,291,600,575
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	7.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

C000013639
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class R: GGFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$55	1.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
AssetsNet	$ 1,291,600,575
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	7.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

C000025368
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class R6: MUIGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,291,600,575
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	7.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

C000204949
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Eagle Class: NWAEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$25	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.52%
AssetsNet	$ 1,291,600,575
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	7.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

C000107253
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Institutional Service Class: NGISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,291,600,575
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	7.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,291,600,575
Number of Portfolio Holdings	511
Portfolio Turnover Rate	7.42%

C000214212
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class A: NWALX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 596,321,661
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	33.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

C000214213
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class K: NWAMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class K	$34	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
AssetsNet	$ 596,321,661
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	33.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

C000214214
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class R6: NWANX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
AssetsNet	$ 596,321,661
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	33.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

C000214210
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Eagle Class: NWAPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$29	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
AssetsNet	$ 596,321,661
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	33.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

C000214211
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Institutional Service Class: NWAOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$34	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
AssetsNet	$ 596,321,661
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	33.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$596,321,661
Number of Portfolio Holdings	72
Portfolio Turnover Rate	33.54%

C000013548
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Class A: GBIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 262,431,197
Holdings Count | Holding	2,296
InvestmentCompanyPortfolioTurnover	44.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$262,431,197
Number of Portfolio Holdings	2,296
Portfolio Turnover Rate	44.39%

C000013550
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Class R6: GBXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 262,431,197
Holdings Count | Holding	2,296
InvestmentCompanyPortfolioTurnover	44.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$262,431,197
Number of Portfolio Holdings	2,296
Portfolio Turnover Rate	44.39%

C000175977
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Institutional Service Class: NWXOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$24	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 262,431,197
Holdings Count | Holding	2,296
InvestmentCompanyPortfolioTurnover	44.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$262,431,197
Number of Portfolio Holdings	2,296
Portfolio Turnover Rate	44.39%

C000227359
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bond Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$16	0.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
AssetsNet	$ 965,362,370
Holdings Count | Holding	654
InvestmentCompanyPortfolioTurnover	117.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$965,362,370
Number of Portfolio Holdings	654
Portfolio Turnover Rate	117.85%

C000051733
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class A: NWIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 191,865,389
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,865,389
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.53%

C000051736
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class R: NWBIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 191,865,389
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,865,389
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.53%

C000051738
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class R6: NWIIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 191,865,389
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,865,389
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.53%

C000051737
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Institutional Service Class: NWISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 191,865,389
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,865,389
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.53%

C000051739
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class A: NWLAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 191,257,536
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,257,536
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.55%

C000051742
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class R: NWLBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 191,257,536
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,257,536
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.55%

C000051744
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class R6: NWLIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 191,257,536
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,257,536
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.55%

C000051743
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Institutional Service Class: NWLSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 191,257,536
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,257,536
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.55%

C000051745
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class A: NWMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 179,489,556
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$179,489,556
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.95%

C000051748
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class R: NWMDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 179,489,556
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$179,489,556
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.95%

C000051750
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class R6: NWMHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 179,489,556
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$179,489,556
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.95%

C000051749
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Institutional Service Class: NWMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 179,489,556
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	26.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$179,489,556
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.95%

C000051751
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class A: NWNAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 158,510,894
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	26.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$158,510,894
Number of Portfolio Holdings	13
Portfolio Turnover Rate	26.85%

C000051754
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class R: NWNBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 158,510,894
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	26.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$158,510,894
Number of Portfolio Holdings	13
Portfolio Turnover Rate	26.85%

C000051756
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class R6: NWNIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 158,510,894
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	26.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$158,510,894
Number of Portfolio Holdings	13
Portfolio Turnover Rate	26.85%

C000051755
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Institutional Service Class: NWNSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 158,510,894
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	26.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$158,510,894
Number of Portfolio Holdings	13
Portfolio Turnover Rate	26.85%

C000051757
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class A: NWOAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 164,805,943
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	25.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$164,805,943
Number of Portfolio Holdings	13
Portfolio Turnover Rate	25.14%

C000051760
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class R: NWOBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 164,805,943
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	25.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$164,805,943
Number of Portfolio Holdings	13
Portfolio Turnover Rate	25.14%

C000051762
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class R6: NWOIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 164,805,943
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	25.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$164,805,943
Number of Portfolio Holdings	13
Portfolio Turnover Rate	25.14%

C000051761
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Institutional Service Class: NWOSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 164,805,943
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	25.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$164,805,943
Number of Portfolio Holdings	13
Portfolio Turnover Rate	25.14%

C000093595
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class A: NTDAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 104,842,432
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	35.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,842,432
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35.09%

C000093598
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class R: NTDTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 104,842,432
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	35.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,842,432
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35.09%

C000093599
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class R6: NTDIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 104,842,432
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	35.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,842,432
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35.09%

C000093600
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Institutional Service Class: NTDSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 104,842,432
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	35.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$104,842,432
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35.09%

C000146061
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class A: NWWRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 56,973,182
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	28.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,973,182
Number of Portfolio Holdings	11
Portfolio Turnover Rate	28.79%

C000146063
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class R: NWWTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 56,973,182
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	28.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,973,182
Number of Portfolio Holdings	11
Portfolio Turnover Rate	28.79%

C000146064
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class R6: NWWUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 56,973,182
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	28.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,973,182
Number of Portfolio Holdings	11
Portfolio Turnover Rate	28.79%

C000146065
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Institutional Service Class: NWWVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 56,973,182
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	28.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,973,182
Number of Portfolio Holdings	11
Portfolio Turnover Rate	28.79%

C000217024
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class A: NWAQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 12,828,832
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	21.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$12,828,832
Number of Portfolio Holdings	12
Portfolio Turnover Rate	21.88%

C000217025
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class R: NWARX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 12,828,832
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	21.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$12,828,832
Number of Portfolio Holdings	12
Portfolio Turnover Rate	21.88%

C000217026
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class R6: NWASX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 12,828,832
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	21.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$12,828,832
Number of Portfolio Holdings	12
Portfolio Turnover Rate	21.88%

C000217023
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Institutional Service Class: NWATX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 12,828,832
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	21.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$12,828,832
Number of Portfolio Holdings	12
Portfolio Turnover Rate	21.88%

C000256161
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Class A: NWBAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$10	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.64%
AssetsNet	$ 982,128
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	11.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$982,128
Number of Portfolio Holdings	11
Portfolio Turnover Rate	11.09%

C000256163
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Class R: NWBBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$14	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.91%
AssetsNet	$ 982,128
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	11.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$982,128
Number of Portfolio Holdings	11
Portfolio Turnover Rate	11.09%

C000256162
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Class R6: NWBCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$3	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.18%
AssetsNet	$ 982,128
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	11.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$982,128
Number of Portfolio Holdings	11
Portfolio Turnover Rate	11.09%

C000256160
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Institutional Service Class: NWBDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$6	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.43%
AssetsNet	$ 982,128
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	11.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$982,128
Number of Portfolio Holdings	11
Portfolio Turnover Rate	11.09%

C000051718
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class A: NWEAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 223,054,198
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	27.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$223,054,198
Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.11%

C000051715
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class R: NWEBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 223,054,198
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	27.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$223,054,198
Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.11%

C000051717
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class R6: NWEIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 223,054,198
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	27.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$223,054,198
Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.11%

C000051716
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Institutional Service Class: NWESX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 223,054,198
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	27.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$223,054,198
Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.11%

C000013642
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class A: NWFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,606,651,619
Holdings Count | Holding	142
InvestmentCompanyPortfolioTurnover	44.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,606,651,619
Number of Portfolio Holdings	142
Portfolio Turnover Rate	44.41%

C000013646
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class R: GNWRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$62	1.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%
AssetsNet	$ 1,606,651,619
Holdings Count | Holding	142
InvestmentCompanyPortfolioTurnover	44.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,606,651,619
Number of Portfolio Holdings	142
Portfolio Turnover Rate	44.41%

C000200004
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class R6: NWABX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$26	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,606,651,619
Holdings Count | Holding	142
InvestmentCompanyPortfolioTurnover	44.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,606,651,619
Number of Portfolio Holdings	142
Portfolio Turnover Rate	44.41%

C000013645
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Institutional Service Class: MUIFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%
AssetsNet	$ 1,606,651,619
Holdings Count | Holding	142
InvestmentCompanyPortfolioTurnover	44.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,606,651,619
Number of Portfolio Holdings	142
Portfolio Turnover Rate	44.41%

C000245125
Shareholder Report [Line Items]
Fund Name	Nationwide Fundamental All Cap Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fundamental All Cap Equity Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$13	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 2,621,026,291
Holdings Count | Holding	1,642
InvestmentCompanyPortfolioTurnover	32.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,621,026,291
Number of Portfolio Holdings	1,642
Portfolio Turnover Rate	32.12%

C000127620
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Class A: NWHVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$55	1.11%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 228,146,574
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	10.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$228,146,574
Number of Portfolio Holdings	54
Portfolio Turnover Rate	10.63%

C000127622
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Class R6: NWKAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$38	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 228,146,574
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	10.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$228,146,574
Number of Portfolio Holdings	54
Portfolio Turnover Rate	10.63%

C000127623
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Institutional Service Class: NWHYX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 228,146,574
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	10.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$228,146,574
Number of Portfolio Holdings	54
Portfolio Turnover Rate	10.63%

C000127624
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Class A: NWHZX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,423,954,224
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	13.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,423,954,224
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13.06%

C000127626
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Class R6: NWKCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$39	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,423,954,224
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	13.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,423,954,224
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13.06%

C000127627
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Institutional Service Class: NWKDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$46	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,423,954,224
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	13.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,423,954,224
Number of Portfolio Holdings	57
Portfolio Turnover Rate	13.06%

C000115634
Shareholder Report [Line Items]
Fund Name	Nationwide Global Sustainable Equity Fund
Class Name	Class A: GGEAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
AssetsNet	$ 206,761,918
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	22.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$206,761,918
Number of Portfolio Holdings	65
Portfolio Turnover Rate	22.56%

C000115637
Shareholder Report [Line Items]
Fund Name	Nationwide Global Sustainable Equity Fund
Class Name	Class R6: GGEIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$40	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 206,761,918
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	22.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$206,761,918
Number of Portfolio Holdings	65
Portfolio Turnover Rate	22.56%

C000115636
Shareholder Report [Line Items]
Fund Name	Nationwide Global Sustainable Equity Fund
Class Name	Institutional Service Class: GGESX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$52	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 206,761,918
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	22.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$206,761,918
Number of Portfolio Holdings	65
Portfolio Turnover Rate	22.56%

C000013648
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Class R6: GMIXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 625,544,102
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$625,544,102
Number of Portfolio Holdings	92
Portfolio Turnover Rate	-%

C000013649
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Investor: MIFXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor	$26	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 625,544,102
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$625,544,102
Number of Portfolio Holdings	92
Portfolio Turnover Rate	-%

C000013650
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Service Class: NWSXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$36	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 625,544,102
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$625,544,102
Number of Portfolio Holdings	92
Portfolio Turnover Rate	-%

C000224083
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Class A: NWAUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 156,909,526
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	139.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$156,909,526
Number of Portfolio Holdings	33
Portfolio Turnover Rate	139.45%

C000224084
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Class R6: NWAVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 156,909,526
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	139.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$156,909,526
Number of Portfolio Holdings	33
Portfolio Turnover Rate	139.45%

C000224082
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Eagle Class: NWAYX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$29	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 156,909,526
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	139.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$156,909,526
Number of Portfolio Holdings	33
Portfolio Turnover Rate	139.45%

C000224085
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Institutional Service Class: NWAWX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%
AssetsNet	$ 156,909,526
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	139.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$156,909,526
Number of Portfolio Holdings	33
Portfolio Turnover Rate	139.45%

C000118164
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Class A: NIFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$36	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 159,680,432
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	2.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$159,680,432
Number of Portfolio Holdings	54
Portfolio Turnover Rate	2.39%

C000118165
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Class R6: NIFIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 159,680,432
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	2.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$159,680,432
Number of Portfolio Holdings	54
Portfolio Turnover Rate	2.39%

C000175981
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Institutional Service Class: NWXNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$23	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 159,680,432
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	2.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$159,680,432
Number of Portfolio Holdings	54
Portfolio Turnover Rate	2.39%

C000255389
Shareholder Report [Line Items]
Fund Name	Nationwide International Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Equity Portfolio (the "Fund") for the period of November 25, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.51%
AssetsNet	$ 644,320,272
Holdings Count | Holding	189
InvestmentCompanyPortfolioTurnover	29.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$644,320,272
Number of Portfolio Holdings	189
Portfolio Turnover Rate	29.12%

C000013557
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class A: GIIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$38	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 798,476,604
Holdings Count | Holding	702
InvestmentCompanyPortfolioTurnover	9.28%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$798,476,604
Number of Portfolio Holdings	702
Portfolio Turnover Rate	9.28%

C000033116
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class R: GIIRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$56	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 798,476,604
Holdings Count | Holding	702
InvestmentCompanyPortfolioTurnover	9.28%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$798,476,604
Number of Portfolio Holdings	702
Portfolio Turnover Rate	9.28%

C000013560
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class R6: GIXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$18	0.34%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
AssetsNet	$ 798,476,604
Holdings Count | Holding	702
InvestmentCompanyPortfolioTurnover	9.28%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$798,476,604
Number of Portfolio Holdings	702
Portfolio Turnover Rate	9.28%

C000175978
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Institutional Service Class: NWXPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 798,476,604
Holdings Count | Holding	702
InvestmentCompanyPortfolioTurnover	9.28%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$798,476,604
Number of Portfolio Holdings	702
Portfolio Turnover Rate	9.28%

C000175982
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Class A: NWXSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	1.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 250,934,102
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	50.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$250,934,102
Number of Portfolio Holdings	252
Portfolio Turnover Rate	50.53%

C000175984
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Class R6: NWXUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$47	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 250,934,102
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	50.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$250,934,102
Number of Portfolio Holdings	252
Portfolio Turnover Rate	50.53%

C000175985
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Institutional Service Class: NWXVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$53	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 250,934,102
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	50.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$250,934,102
Number of Portfolio Holdings	252
Portfolio Turnover Rate	50.53%

C000013576
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class A: NDAAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$26	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 609,177,689
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

C000013579
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class R: GAFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$41	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 609,177,689
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

C000013580
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class R6: GAIDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
AssetsNet	$ 609,177,689
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

C000137830
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Institutional Service Class: NWWHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$16	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 609,177,689
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

C000013581
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Service Class: NDASX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$29	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 609,177,689
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$609,177,689
Number of Portfolio Holdings	13
Portfolio Turnover Rate	16.86%

C000013600
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class A: NDCAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$26	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 264,580,134
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	10.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

C000013603
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class R: GCFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 264,580,134
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	10.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

C000013604
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class R6: GIMCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%
AssetsNet	$ 264,580,134
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	10.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

C000137834
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Institutional Service Class: NWWLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$14	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 264,580,134
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	10.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

C000013605
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Service Class: NDCSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$31	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 264,580,134
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	10.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$264,580,134
Number of Portfolio Holdings	19
Portfolio Turnover Rate	10.89%

C000013588
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class A: NADMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$25	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 625,301,288
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	13.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

C000013591
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class R: GMDRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$42	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 625,301,288
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	13.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

C000013592
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class R6: GMDIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
AssetsNet	$ 625,301,288
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	13.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

C000137832
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Institutional Service Class: NWWJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$14	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 625,301,288
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	13.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

C000013593
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Service Class: NSDMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$29	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 625,301,288
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	13.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$625,301,288
Number of Portfolio Holdings	19
Portfolio Turnover Rate	13.36%

C000013582
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class A: NDMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$26	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 856,900,330
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	14.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

C000013585
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class R: GMARX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$41	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 856,900,330
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	14.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

C000013586
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class R6: GMIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 856,900,330
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	14.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

C000137831
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Institutional Service Class: NWWIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$14	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 856,900,330
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	14.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

C000013587
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Service Class: NDMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 856,900,330
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	14.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$856,900,330
Number of Portfolio Holdings	14
Portfolio Turnover Rate	14.68%

C000013594
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class A: NADCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 216,932,848
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	12.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

C000013597
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class R: GMMRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$43	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 216,932,848
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	12.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

C000013598
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class R6: GMIMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%
AssetsNet	$ 216,932,848
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	12.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

C000137833
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Institutional Service Class: NWWKX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$17	0.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 216,932,848
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	12.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

C000013599
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Service Class: NSDCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$31	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 216,932,848
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	12.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$216,932,848
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12.77%

C000210163
Shareholder Report [Line Items]
Fund Name	Nationwide Janus Henderson Overseas Fund
Class Name	Class A: NWAGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 22,142,032
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$22,142,032
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19.97%

C000210164
Shareholder Report [Line Items]
Fund Name	Nationwide Janus Henderson Overseas Fund
Class Name	Class R6: NWAHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$36	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 22,142,032
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$22,142,032
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19.97%

C000210165
Shareholder Report [Line Items]
Fund Name	Nationwide Janus Henderson Overseas Fund
Class Name	Eagle Class: NWAJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$37	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 22,142,032
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$22,142,032
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19.97%

C000210162
Shareholder Report [Line Items]
Fund Name	Nationwide Janus Henderson Overseas Fund
Class Name	Institutional Service Class: NWAKX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$49	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 22,142,032
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	19.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$22,142,032
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19.97%

C000184012
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Class A: NWZLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	1.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
AssetsNet	$ 171,566,307
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	1.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$171,566,307
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1.78%

C000184013
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Class R6: NWZMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$41	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 171,566,307
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	1.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$171,566,307
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1.78%

C000201554
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Eagle Class: NWADX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$46	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 171,566,307
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	1.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$171,566,307
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1.78%

C000184014
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Institutional Service Class: NWZNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 171,566,307
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	1.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$171,566,307
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1.78%

C000127632
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Class A: NWJGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 835,199,701
Holdings Count | Holding	768
InvestmentCompanyPortfolioTurnover	68.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$835,199,701
Number of Portfolio Holdings	768
Portfolio Turnover Rate	68.92%

C000127634
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Class R6: NWJIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$18	0.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 835,199,701
Holdings Count | Holding	768
InvestmentCompanyPortfolioTurnover	68.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$835,199,701
Number of Portfolio Holdings	768
Portfolio Turnover Rate	68.92%

C000255576
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Eagle Class: NWAZX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of December 5, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$16	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.38%
AssetsNet	$ 835,199,701
Holdings Count | Holding	768
InvestmentCompanyPortfolioTurnover	68.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$835,199,701
Number of Portfolio Holdings	768
Portfolio Turnover Rate	68.92%

C000127635
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Institutional Service Class: NWJJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 835,199,701
Holdings Count | Holding	768
InvestmentCompanyPortfolioTurnover	68.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$835,199,701
Number of Portfolio Holdings	768
Portfolio Turnover Rate	68.92%

C000127585
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Class A: NWJSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$39	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 91,363,626
Holdings Count | Holding	431
InvestmentCompanyPortfolioTurnover	101.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$91,363,626
Number of Portfolio Holdings	431
Portfolio Turnover Rate	101.98%

C000127587
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Class R6: NWJUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 91,363,626
Holdings Count | Holding	431
InvestmentCompanyPortfolioTurnover	101.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$91,363,626
Number of Portfolio Holdings	431
Portfolio Turnover Rate	101.98%

C000127588
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Institutional Service Class: NWJVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$26	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 91,363,626
Holdings Count | Holding	431
InvestmentCompanyPortfolioTurnover	101.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$91,363,626
Number of Portfolio Holdings	431
Portfolio Turnover Rate	101.98%

C000013561
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class A: GMXAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%
AssetsNet	$ 486,099,092
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	7.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$486,099,092
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.91%

C000033117
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class R: GMXRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$49	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.02%
AssetsNet	$ 486,099,092
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	7.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$486,099,092
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.91%

C000013564
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class R6: GMXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$13	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 486,099,092
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	7.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$486,099,092
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.91%

C000175979
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Institutional Service Class: NWXQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$24	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
AssetsNet	$ 486,099,092
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	7.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$486,099,092
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.91%

C000127602
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Class A: NWJCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
AssetsNet	$ 588,731,430
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	0.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$588,731,430
Number of Portfolio Holdings	102
Portfolio Turnover Rate	0.12%

C000127604
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Class R6: NWJEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 588,731,430
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	0.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$588,731,430
Number of Portfolio Holdings	102
Portfolio Turnover Rate	0.12%

C000127605
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Institutional Service Class: NWJFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$21	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
AssetsNet	$ 588,731,430
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	0.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$588,731,430
Number of Portfolio Holdings	102
Portfolio Turnover Rate	0.12%

C000013565
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class A: GRMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$28	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,502,282,514
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

C000033118
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class R: GRMRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 1,502,282,514
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

C000013568
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class R6: GRMIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,502,282,514
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

C000013570
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Institutional Service Class: GRISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$21	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,502,282,514
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

C000013569
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Service Class: GRMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$28	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,502,282,514
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,502,282,514
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2.19%

C000013572
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class A: GMRAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.68%
AssetsNet	$ 203,162,772
Holdings Count | Holding	1,931
InvestmentCompanyPortfolioTurnover	3.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$203,162,772
Number of Portfolio Holdings	1,931
Portfolio Turnover Rate	3.71%

C000033119
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class R: GMSRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$48	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.01%
AssetsNet	$ 203,162,772
Holdings Count | Holding	1,931
InvestmentCompanyPortfolioTurnover	3.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$203,162,772
Number of Portfolio Holdings	1,931
Portfolio Turnover Rate	3.71%

C000013575
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class R6: GMRIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$12	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.26%
AssetsNet	$ 203,162,772
Holdings Count | Holding	1,931
InvestmentCompanyPortfolioTurnover	3.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$203,162,772
Number of Portfolio Holdings	1,931
Portfolio Turnover Rate	3.71%

C000175980
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Institutional Service Class: NWXRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$24	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.51%
AssetsNet	$ 203,162,772
Holdings Count | Holding	1,931
InvestmentCompanyPortfolioTurnover	3.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$203,162,772
Number of Portfolio Holdings	1,931
Portfolio Turnover Rate	3.71%

C000104465
Shareholder Report [Line Items]
Fund Name	Nationwide Small Company Growth Fund
Class Name	Class A: NWSAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Company Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.33%
AssetsNet	$ 89,042,189
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	10.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,042,189
Number of Portfolio Holdings	43
Portfolio Turnover Rate	10.56%

C000104466
Shareholder Report [Line Items]
Fund Name	Nationwide Small Company Growth Fund
Class Name	Institutional Service Class: NWSIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Company Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$55	1.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.18%
AssetsNet	$ 89,042,189
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	10.56%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,042,189
Number of Portfolio Holdings	43
Portfolio Turnover Rate	10.56%

C000238472
Shareholder Report [Line Items]
Fund Name	Nationwide U.S. 130/30 Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide U.S. 130/30 Equity Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 448,279,852
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	52.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$448,279,852
Number of Portfolio Holdings	282
Portfolio Turnover Rate	52.94%

C000127589
Shareholder Report [Line Items]
Fund Name	Nationwide WCM Focused Small Cap Fund
Class Name	Class A: NWGPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	1.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.15%
AssetsNet	$ 169,720,385
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	17.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$169,720,385
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.42%

C000127591
Shareholder Report [Line Items]
Fund Name	Nationwide WCM Focused Small Cap Fund
Class Name	Class R6: NWKEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.80%
AssetsNet	$ 169,720,385
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	17.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$169,720,385
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.42%

C000127592
Shareholder Report [Line Items]
Fund Name	Nationwide WCM Focused Small Cap Fund
Class Name	Institutional Service Class: NWGSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$40	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.88%
AssetsNet	$ 169,720,385
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	17.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$169,720,385
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.42%